Pension Plans and Other Benefits	12 Months Ended
May 31, 2011
Compensation And Retirement Disclosure [Abstract]
Pension And Other Postretirement Benefits Disclosure [Text Block]

19. PENSION PLANS AND OTHER BENEFITS

We sponsor pension and postretirement benefits through a variety of plans including defined benefit plans, defined contribution plans, and postretirement benefit plans. In addition, we are a participating employer in a Cargill defined benefit pension plan. We reserve the right to amend, modify, or terminate the Mosaic sponsored plans at any time, subject to provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), prior agreements and our collective bargaining agreements.

In accordance with the merger and contribution agreement related to the Combination, pension and other postretirement benefit liabilities for certain of the former CCN employees were not transferred to us. Prior to the Combination, Cargill was the sponsor of the benefit plans for CCN employees and therefore, no assets or liabilities were transferred to us. These former CCN employees remain eligible for pension and postretirement benefits under Cargill's plans. Cargill incurs the associated costs and then charges them to us. The amount that Cargill may charge to us for such pension costs may not exceed $2.0 million per year or $19.2 million in the aggregate. As of May 31, 2011, the aggregate amount remaining under this agreement that may be charged to us is $8.9 million. This cap does not apply to the costs associated with certain active union participants who continue to earn service under Cargill's pension plan. This agreement remains in place subsequent to the Cargill Transaction described in Note 2 to our Consolidated Financial Statements.

Costs charged to us for the former CCN employees' pension expense were $2.9 million for fiscal 2011 and $1.1 million for each of fiscal 2010 and 2009, respectively.

Defined Benefit Plans

We sponsor two defined benefit pension plans in the U.S. and four plans in Canada. We assumed these plans from IMC on the date of the Combination. Benefits are based on different combinations of years of service and compensation levels, depending on the plan. The U.S. salaried and non-union hourly plan provides benefits to employees who were IMC employees prior to January 1998. In addition, the plan, as amended, accrues no further benefits for plan participants, effective March 2003. The U.S. union pension plan provides benefits to union employees. Certain U.S. union employees were given the option and elected to participate in a defined contribution retirement plan in January 2004, in which case their benefits were frozen under the U.S. union pension plan. Other represented employees with certain unions hired on or after June 2003 are not eligible to participate in the U.S. union pension plan. The Canadian pension plans consist of two plans for salaried and non-union hourly employees, which are closed to new members, and two plans for union employees.

Generally, contributions to the U.S. plans are made to meet minimum funding requirements of ERISA, while contributions to Canadian plans are made in accordance with Pension Benefits Acts instituted by the provinces of Saskatchewan and Ontario. Certain employees in the U.S. and Canada, whose pension benefits exceed Internal Revenue Code and Canada Revenue Agency limitations, respectively, are covered by supplementary non-qualified, unfunded pension plans.

Postretirement Medical Benefit Plans

We provide certain health care benefit plans for certain retired employees (“Retiree Health Plans”). The Retiree Health Plans may be either contributory or non-contributory and contain certain other cost-sharing features such as deductibles and coinsurance. The Retiree Health Plans are unfunded.

The U.S. retiree medical program for certain salaried and non-union retirees age 65 and over was terminated effective January 1, 2004. The retiree medical program for salaried and non-union hourly retirees under age 65 will end at age 65. The retiree medical program for certain active salaried and non-union hourly employees was terminated effective April 1, 2003. Coverage changes and termination of certain post-65 retiree medical benefits also were effective April 1, 2003. We also provide retiree medical benefits to union hourly employees. Pursuant to a collective bargaining agreement, certain represented employees hired after June 2003 are not eligible to participate in the retiree medical program. Retiree medical benefits were eliminated for certain active union employees.

Canadian postretirement medical plans are available to retired salaried employees. Under our Canadian postretirement medical plans, all Canadian active salaried employees are eligible for coverage upon retirement. There are no retiree medical benefits available for Canadian union hourly employees.

Our U.S. retiree medical program provides a benefit to our U.S. retirees that is at least actuarially equivalent to the benefit provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (Medicare Part D). Because our plan is more generous than Medicare Part D, it is considered at least actuarially equivalent to Medicare Part D and the U.S. government provides a subsidy to the Company.

In March 2010, the Patient Protection and Affordable Care Act and a reconciliation measure, the Health Care and Education Reconciliation Act of 2010, (“Act”) were signed into law. The Act contained a provision that eliminated certain annual and lifetime limits on the dollar value of benefits. On June 17, 2010, the Department of the Treasury, the Department of Labor, and the Department of Health and Human Services published guidance in the Federal Register stating, in effect, that the lifetime and annual benefit limits under the Act do not apply to plans that cover only retirees. As of May 31, 2010, we had a plan that contained both active employees and retirees. Therefore, we included the impacts of the Act in our calculation of the accumulated post-retirement benefit obligation (“APBO”). The Act increased our APBO by approximately $40 million with an offset to accumulated other comprehensive income and increased our fiscal 2010 expense by approximately $1.2 million. On June 30, 2010, we approved and communicated the separation of our plans. Therefore, in fiscal 2011 we remeasured our APBO including the provisions of the plan amendment thereby reducing our APBO by approximately $42 million with the offset to accumulated other comprehensive income.

Accounting for Pension and Postretirement Plans

We adopted the new defined benefit pension and postretirement measurement date guidance as of June 1, 2008. Prior to fiscal 2009, we used a measurement date as of February 28. The adoption required us to record a $0.5 million reduction to retained earnings, a $36.3 million reduction of other non-current liabilities, a $12.5 million reduction to deferred tax assets and a $24.3 million increase to opening accumulated other comprehensive income.

The year-end status of the North American plans was as follows:

	Pension Plans		Postretirement Benefit Plans
(in millions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$635.5	$524.7	$99.7	$80.0
Service cost	5.0	3.7	0.4	0.7
Interest cost	36.2	37.3	3.1	5.5
Plan amendments	5.8	3.0	-	(19.6)
Actuarial gain (loss)	28.4	89.7	(38.7)	38.2
Currency fluctuations	18.4	6.1	1.1	0.3
Employee contribution	-	-	0.1	0.2
Benefits paid	(35.0)	(29.0)	(5.6)	(5.6)
Benefit obligation at end of year	$694.3	$635.5	$60.1	$99.7
Change in plan assets:
Fair value at beginning of year	$522.4	$468.5	$-	$-
Currency fluctuations	14.6	5.8	-	-
Actual return	85.6	71.6	-	-
Company contribution	42.4	5.5	5.5	5.4
Employee contribution	-	-	0.1	0.2
Benefits paid	(35.0)	(29.0)	(5.6)	(5.6)
Fair value at end of year	$630.0	$522.4	$-	$-

Funded status of the plans as of May 31	$(64.3)	$(113.1)	$(60.1)	$(99.7)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(0.7)	$(0.7)	$(7.0)	$(8.0)
Noncurrent liabilities	(63.6)	(112.4)	(53.1)	(91.7)
Amounts recognized in accumulated other
comprehensive (income) loss
Prior service costs (credits)	$15.2	$9.6	$(6.6)	$(8.9)
Actuarial (gain)/loss	99.5	121.4	(14.5)	23.5

The accumulated benefit obligation for the defined benefit pension plans was $686.2 million and $629.0 million as of May 31, 2011 and 2010, respectively.

 The components of net annual periodic benefit costs and other amounts recognized in other comprehensive income include the following components:

(in millions)	Pension Plans			Postretirement Benefit Plans
Net Periodic Benefit Cost	2011	2010	2009	2011	2010	2009
Service cost	$5.0	$3.7	$3.9	$0.4	$0.7	$0.6
Interest cost	36.2	37.3	34.8	3.1	5.5	6.1
Less expected return on plan assets	(38.0)	(41.2)	(39.5)	-	-	-
Less amortization of:
Prior service (cost)/credit	(0.9)	(1.5)	-	2.3	17.3	-
Actuarial (gain)/loss	7.4	0.1	(3.7)	(0.7)	(0.8)	(0.5)
Net periodic (income) cost	11.5	1.4	(4.5)	0.5	(11.9)	6.2
Settlement gain	-	-	-	-	-	(2.0)
Net periodic benefit (income) cost	$11.5	$1.4	$(4.5)	$0.5	$(11.9)	$4.2

Other Changes in Plan Assets and Benefit
Obligations Recognized in Other
Comprehensive Income
Prior service cost (credit) recognized
in other comprehensive income	$4.9	$1.6	$-	$2.3	$(2.3)	$-
Net actuarial loss (gain) recognized
in other comprehensive income	(26.7)	59.1	101.1	(38.0)	39.0	(12.4)
Total recognized in other
comprehensive income	$(21.8)	$60.7	$101.1	$(35.7)	$36.7	$(12.4)
Total recognized in net periodic benefit (income)
cost and other comprehensive income	$(10.3)	$62.1	$96.6	$(35.2)	$24.8	$(8.2)

The estimated net actuarial gain (loss) and prior service cost for the pension plans and postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in fiscal 2012 is $14.9 million and $(3.5) million, respectively.

The following estimated benefit payments, which reflect estimated future service are expected to be paid by the related plans in the fiscal years ending May 31:

	Pension Plans	Other Postretirement	Medicare Part D
(in millions)	Benefit Payments	Plans Benefit Payments	Adjustments
2012	$37.0	$7.1	$0.6
2013	37.0	6.8	0.6
2014	38.0	6.6	0.6
2015	40.2	6.3	0.6
2016	42.5	5.8	0.6
2017-2021	235.1	21.2	2.0

In fiscal 2012, we need to contribute cash of at least $26.9 million to the pension plans to meet minimum funding requirements. Also in fiscal 2012, we anticipate contributing cash of $7.1 million to the postretirement medical benefit plans to fund anticipated benefit payments.

Plan Assets and Investment Strategies

The Company's overall investment strategy is to obtain sufficient return and provide adequate liquidity to meet the benefit obligations of our pension plans. Investments are made in public securities to ensure adequate liquidity to support benefit payments. Domestic and international stocks and bonds provide diversification to the portfolio. Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:

	2011	Plan Assets as of May 31,	2010	Plan Assets as of May 31,
US Pension Plan Assets	Target	2011	Target	2010

Asset Category
U.S. equity securities	12%	12%	10%	9%
Non-U.S. equity securities	7%	7%	5%	5%
Real estate	3%	4%	5%	4%
Fixed income	75%	75%	75%	79%
Private equity	3%	2%	5%	3%
Total	100%	100%	100%	100%

	2011	Plan Assets as of May 31,	2010	Plan Assets as of May 31,
Canadian Pension Plan Assets	Target	2011	Target	2010

Asset Category
Canadian equity securities	22%	23%	22%	25%
U.S. equity securities	24%	24%	24%	26%
Non-U.S. equity securities	15%	15%	15%	15%
Fixed income	30%	28%	30%	29%
Private equity	9%	3%	9%	5%
Other	0%	7%	0%	0%
Total	100%	100%	100%	100%

For the U.S. plans, we utilize an asset allocation policy that seeks to maintain a fully-funded plan status under the Pension Protection Act (PPA) of 2006. As such, the primary investment objective beyond accumulating sufficient assets to meet future benefit obligation is to monitor and manage the liabilities of the plan to better insulate the portfolio from changes in interest rates that are impacting the liabilities. This requires an interest rate management strategy to reduce the sensitivity in the plan's funded status and having a portion of the Plan's assets invested in return-seeking strategies. Currently, our policy includes a 75% allocation to fixed income and 25% to return-seeking strategies. The U.S. pension plans' benchmark of the return-seeking strategies is currently comprised of the following indices and their respective weightings: 40% Russell 1000, 8% Russell 2000, 24% MSCI EAFE Net, 4% MSCI EM Net, 12% NFI-ODCE-EQ and 12% Private Equity. The benchmark for the fixed income strategies are comprised of 46% Barclays Long Gov/Credit, 2% Barclays US Strips, and 52% Barclays US Long Credit.

For the Canadian pension plan the investment objectives for the pension plans' assets are as follows: (i) achieve a nominal annualized rate of return equal to or greater than the actuarially assumed investment return over ten to twenty-year periods; (ii) achieve an annualized rate of return of the Consumer Price Index plus 5% over ten to twenty-year periods; (iii) realize annual, three and five-year annualized rates of return consistent with or in excess of specific respective market benchmarks at the individual asset class level; and (iv) achieve an overall return on the pension plans' assets consistent with or in excess of the total fund benchmark, which is a hybrid benchmark customized to reflect the trusts' asset allocation and performance objectives. The Canadian pension plans' benchmark is currently comprised of the following indices and their respective weightings: 17% S&P/TSX 300, 5% equally weighted blend of Nesbitt Burns and S&P/TSX Small Cap indices, 24% S&P 500, 9% equally weighted blend of Cambridge Venture and Private Equity indices, 8% MSCI World ex-US, 7% MSCI EMF and 30% Scotia Capital Bond Index.

During fiscal 2010 the Company completed an asset/liability study for the Canadian pension plans in an effort to select an appropriate asset allocation that will assess the potential impacts on funding. These studies resulted in the Company selecting an asset allocation policy that seeks to maintain an appropriate allocation to return seeking assets and an interest rate management strategy. This new policy will be implemented in fiscal 2012 and was reflected in our assumed long term rate of return for our Canadian plans.

A significant amount of the assets are invested in funds that are managed by a group of professional investment managers. These funds are mainly commingled funds. Performance is reviewed by management monthly by comparing the funds' return to benchmark with an in depth quarterly review presented to the Pension Investment Committee. We do not have any significant concentrations of credit risk or industry sectors within the plan assets. Assets may be indirectly invested in Mosaic stock, but any risk related to this investment would be immaterial due to the insignificant percentage of the total pension assets that would be invested in Mosaic stock.

Fair Value Measurements of Plan Assets

The following tables provide fair value measurement, by asset class of the Company's defined benefit plan assets for both the U.S. and Canadian plans (see Note 17 for a description of the fair value hierarchy methodology):

(in millions)	May 31, 2011
U.S. Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Equity securities:
U.S.	$44.4	$-	$44.4	$-
International	25.9	-	25.9	-
Real estate	13.7	-	-	13.7
Fixed income(a)	286.1	-	286.1	-
Private equity funds(b)	9.1	-	-	9.1
Total assets at fair value	$379.2	$-	$356.4	$22.8

(in millions)	May 31, 2010
U.S. Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Equity securities:
U.S.	$32.1	$-	$32.1	$-
International	17.4	-	17.4	-
Real estate	11.5	-	-	11.5
Fixed income(a)	262.6	-	262.6	-
Private equity funds(b)	8.3	-	-	8.3
Total assets at fair value	$331.9	$-	$312.1	$19.8

(a)       This class includes several funds that invest in approximately 27% of U.S. federal government debt securities, 10% of other governmental securities, 4% of foreign entity debt securities and 59% of corporate debt securities.

(b)       This class includes several private equity funds that invest in U.S. and European corporations and financial institutions

(in millions)	May 31, 2011
Canadian Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Cash	$18.6	$18.6	$-	$-
Equity securities:
Canadian	58.3	-	58.3	-
U.S.	60.7	-	60.7	-
Non-U.S. international	38.6	-	38.6	-
Fixed income(a)	67.4	-	67.4	-
Private equity funds(b)	7.2	-	-	7.2
Total assets at fair value	$250.8	$18.6	$225.0	$7.2

(in millions)	May 31, 2010
Canadian Pension Plan Assets	Total	Level 1	Level 2	Level 3
Asset Category
Cash	$2.2	$2.2	$-	$-
Equity securities:
Canadian	48.3	-	48.3	-
U.S.	49.0	-	49.0	-
Non-U.S. international	28.9	-	28.9	-
Fixed income(a)	54.7	-	54.7	-
Private equity funds(b)	7.4	-	-	7.4
Total assets at fair value	$190.5	$2.2	$180.9	$7.4

(a)       This class consists of a fund that invests in approximately 32% of Canadian federal government debt securities, 24% of Canadian provincial government securities, 32% of Canadian corporate debt securities and 12% of foreign entity debt securities.

(b)       This class includes several private equity funds that invest in U.S. and international corporations.

Equity securities and fixed income investments for both the U.S and Canadian plans are held in common/collective funds valued at the net asset value (NAV) as determined by the fund managers, and generally have daily liquidity. NAV is based on the fair value of the underlying assets owned by the funds, less liabilities, and divided by the number of units outstanding. Private equity funds are valued at NAV as determined by the fund manager and have liquidity restrictions based on the nature of the underlying investments.

The following table provides a reconciliation of our plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2011:

(in millions)	U.S Pension Assets	Canadian Pension Assets
Balance as of June 1, 2009	$22.2	$7.7
Net realized and unrealized gains/(losses)	(2.3)	(0.3)
Purchases, issuances, settlements, net	(0.1)	-
Balance as of June 1, 2010	19.8	7.4
Net realized and unrealized gains/(losses)	3.4	0.5
Purchases, issuances, settlements, net	(0.4)	(0.7)
Balance as of May 31, 2011	$22.8	$7.2

Rates and Assumptions

The approach used to develop the discount rate for the pension and postretirement plans is commonly referred to as the yield curve approach. A hypothetical yield curve using the top yielding quartile of available high quality bonds is matched against the projected benefit payment stream. Each category of cash flow of the projected benefit payment stream is discounted back using the respective interest rate on the yield curve. Using the present value of projected benefit payments, a weighted-average discount rate is derived.

The approach used to develop the expected long-term rate of return on plan assets combines an analysis of historical performance, the drivers of investment performance by asset class, and current economic fundamentals. For returns, we utilized a building block approach starting with inflation expectations and added an expected real return to arrive at a long-term nominal expected return for each asset class. Long-term expected real returns are derived in the context of future expectations of the U.S. Treasury real yield curve.

Weighted average assumptions used to determine benefit obligations were as follows:

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.13%	5.61%	7.16%	4.54%	5.71%	6.73%
Expected return on plan assets	6.87%	6.92%	6.92%	-	-	-
Rate of compensation increase	4.00%	4.00%	4.00%	-	-	-

Weighted-average assumptions used to determine net benefit cost were as follows:

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.61%	7.16%	6.57%	5.71%	6.73%	6.45%
Expected return on plan assets	6.92%	6.92%	6.93%	-	-	-
Rate of compensation increase	4.00%	4.00%	4.00%	-	-	-

Assumed health care trend rates used to measure the expected cost of benefits covered by the plans were as follows:

	2011	2010	2009
Health care cost trend rate assumption for the next fiscal year	8.50%	9.25%	10.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Fiscal year that the rate reaches the ultimate trend rate	2015	2015	2015

Assumed health care cost trend rates have an effect on the amounts reported. For the health care plans a one-percentage-point change in the assumed health care cost trend rate would have the following effect:

	2011		2010		2009
	One	One	One	One	One	One
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
	Point	Point	Point	Point	Point	Point
(in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Total service and interest cost	$0.1	(0.1)	$0.1	(0.1)	$0.1	$(0.1)
Postretirement benefit obligation	2.5	(2.5)	2.6	(2.4)	2.3	(2.2)

Defined Contribution Plans

The Mosaic Investment Plan (“Investment Plan”) permits eligible salaried and nonunion hourly employees to defer a portion of their compensation through payroll deductions and provides matching contributions. In fiscal 2011 and 2010, we matched 100% of the first 3% of the participant's contributed pay plus 50% of the next 3% of the participant's contributed pay to the Investment Plan, subject to Internal Revenue Service limits. Participant contributions, matching contributions, and the related earnings immediately vest. The Investment Plan also provides an annual non-elective employer contribution feature for eligible salaried and non-union hourly employees based on the employee's age and eligible pay. Participants are generally vested in the non-elective employer contributions after three years of service. In addition, a discretionary feature of the plan allows the Company to make additional contributions to employees.

The Mosaic Union Savings Plan (“Savings Plan”) was established pursuant to collective bargaining agreements with certain unions. Mosaic makes contributions to the defined contribution retirement plan based on the collective bargaining agreements. The Savings Plan is the primary retirement vehicle for newly hired employees covered by certain collective bargaining agreements.

The expense attributable to the Investment Plan and Savings Plan was $28.5 million, $24.0 million and $24.1 million in fiscal 2011, 2010 and 2009, respectively.

Canadian salaried and non-union hourly employees participate in an employer funded plan with employer contributions similar to the U.S. plan. The plan provides a profit sharing component which is paid each year. We also sponsor one mandatory union plan in Canada. Benefits in these plans vest after two years of consecutive service.